The RBB Fund Trust
615 East Michigan Street
Milwaukee, Wisconsin 53202

December 16, 2022

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Department of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

Re:	The RBB Fund Trust (the “Trust”) File Nos.: 333-200168 and 811-23011

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Torray Fund (the “Fund”), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from those contained in the most recent amendment for the Fund dated December 12, 2022, and filed electronically on December 9, 2022 as Post‑Effective Amendment No. 28 to the Trust’s Registration Statement on Form N-1A.

If you have any questions or require further information, do not hesitate to contact Edward Paz at edward.paz@usbank.com.

Sincerely,

THE RBB FUND TRUST

/s/ James G. Shaw
James G. Shaw
Secretary

cc:          Steven Plump, The RBB Fund Trust
Jillian Bosmann, Faegre Drinker Biddle & Reath LLP